Intangible assets - Sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Recoverable amount and carrying amount
2016 budget period		2 years
2017 budget extended period	4 years
2016 budget extended period		3 years
Percentage variation increase (decrease) applied to terminal growth rate assumption	(0.50%)
Percentage variation increase (decrease) applied to discount rate assumption	0.50%
Carrying amount of goodwill	€ 1,835	€ 1,981
Metal Europe
Recoverable amount and carrying amount
Carrying amount of goodwill	267	268
Excess of recoverable amount	€ 2,588	€ 2,178
Pre‑tax discount rate applied	7.30%	8.30%
Growth rate for terminal value	1.50%	1.50%
Metal Americas
Recoverable amount and carrying amount
Carrying amount of goodwill	€ 24	€ 28
Excess of recoverable amount	€ 376	€ 372
Pre‑tax discount rate applied	8.30%	9.80%
Growth rate for terminal value	1.50%	2.00%
Beverage Europe
Recoverable amount and carrying amount
Carrying amount of goodwill	€ 504	€ 507
Excess of recoverable amount	€ 1,376	€ 582
Pre‑tax discount rate applied	7.40%	8.90%
Growth rate for terminal value	1.50%	1.50%
Beverage Americas
Recoverable amount and carrying amount
Carrying amount of goodwill	€ 364	€ 414
Excess of recoverable amount	€ 655	€ 274
Pre‑tax discount rate applied	9.60%	11.90%
Growth rate for terminal value	1.50%	2.00%
Glass Packaging Europe
Recoverable amount and carrying amount
Carrying amount of goodwill	€ 54	€ 57
Excess of recoverable amount	€ 2,424	€ 2,057
Pre‑tax discount rate applied	8.20%	8.70%
Growth rate for terminal value	1.50%	1.50%
Glass Packaging North America
Recoverable amount and carrying amount
Carrying amount of goodwill	€ 622	€ 707
Excess of recoverable amount	€ 716	€ 1,630
Pre‑tax discount rate applied	9.10%	10.30%
Growth rate for terminal value	1.50%	2.00%